Description of Organization, Business Operations and Going Concern - Additional Information (Detail)										9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 10, 2024 USD ($) $ / shares shares	Dec. 19, 2023 USD ($) $ / shares shares	Aug. 08, 2023 USD ($)	Jul. 19, 2023 USD ($)	Jun. 28, 2023 shares	Jun. 27, 2023 USD ($) $ / shares shares	Dec. 07, 2022 USD ($) $ / shares shares	Oct. 05, 2021 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Oct. 22, 2024 USD ($)	Jul. 18, 2024 USD ($)	Apr. 11, 2024 USD ($)	Dec. 21, 2023 USD ($)	Aug. 02, 2023 $ / shares	Jul. 20, 2023 USD ($)	Mar. 31, 2023 USD ($)	Feb. 13, 2023 USD ($)	Dec. 02, 2022 $ / shares	Aug. 16, 2022	Jun. 30, 2022 USD ($)	Mar. 27, 2022 USD ($)	Dec. 31, 2021 $ / shares
Entity incorporation, date of incorporation										Dec. 10, 2020		Dec. 10, 2020
Proceeds from issuance initial public offering													$ 300,000,000
Total transaction cost									$ 42,630,587
Underwriting fees									6,000,000
Deferred underwriting fees									15,000,000
Other offering costs									1,015,137
Fair value of the private warrants included in the private placement units									509,600
Offering costs									505,537
Fair value of the founder shares attributable to certain anchor investors	$ 20,615,450								20,615,450	$ 20,615,450		$ 20,615,450
Investment of cash in Trust Account									$ 301,500,000
Per share value of restricted assets | $ / shares									$ 10.05
Term of restricted investments									185 days
Minimum net worth required for compliance	$ 5,000,001									$ 5,000,001		$ 5,000,001
Percentage of public shares to be redeemed in case business combination is not consummated	100.00%									100.00%		100.00%
Liquidation basis of accounting, accrued costs to dispose of assets and liabilities	$ 100,000									$ 100,000		$ 100,000
Share price | $ / shares												$ 18
Cash	96,701									96,701		$ 123,870	568,355
Assets Held-in-trust, Noncurrent	4,028,377									4,028,377		6,781,024	10,325,848
Working Capital	357,691									357,691		252,884
Interest Income Credited To Trust Account	321,143									321,143		446,709
Working Capital Deficits										600,000		600,000
Debt instrument face value																	$ 450,000
Working capital loan – related party												2,225,000	200,000
Cash withdrawn from Trust Account to pay franchise and income taxes										42,521	$ 141,418	93,430	989,480
Cash withdrawn from Trust Account in connection with redemption										2,927,998	$ 2,515,240	3,879,175	293,509,365
Percentage of common stock issued and outstanding						40
Number Of Consecutive Business Days Determining During The Period				10 days
Common stock, value				$ 35,000,000
Minimum net worth required for compliances																				$ 50,000,000
Temporary equity shares subject to redemption | shares		268,726	128,459				244,327	28,989,609
Amount withdrawn from trust account in connection with redemption		$ 2,927,998	$ 1,363,936				$ 2,515,240	$ 293,500,000
Per share amount withdrawn from the trust account to pay the holders of temporary equity | $ / shares		$ 10.9	$ 10.62				$ 10.29	$ 10.12
Temporary equity, shares outstanding | shares		368,879	637,605				766,064	1,010,391
Excise tax payable	$ 68,072									$ 68,072		$ 38,791	0
Excise Tax Interest Rate	10.00%
Penalty For Under Payment Tax	5.00%
Percentage Of Penalty For Total Liablity	25.00%
July 2023 Note [Member]
Debt instrument face value																			$ 500,000
April 2024 Note [Member]
Debt instrument face value																$ 240,000
July 2024 Note [Member]
Debt instrument face value															$ 255,000
October 2024 Note [Member]
Debt instrument face value														$ 250,000
Nasdaq Stock Market [Member]
Number Of Consecutive Business Days Determining During The Period				10 days	30 days
Minimum market Value requirement for continued listing					$ 15,000,000
Common stock, value				$ 1,000,000
Inflation Reduction Act 2022 [Member]
Percentage of excise tax on repurchase of stock																							1.00%
Percentage of fair market value of shares repurchased on excise tax																							1.00%
Per Share Value Less Than Fifteen USD [Member]
Per share value of the remaining assets available for distribution | $ / shares	$ 10.05									$ 10.05		$ 10.05
Anchor Investors [Member]
Percentage of public shares to be redeemed in case business combination is not consummated	100.00%									100.00%		100.00%
Minimum [Member]
Prospective assets of acquire as a percentage of fair value of assets in the trust account	80.00%									80.00%		80.00%
Percentage of public shares for which restriction for redemption applied	15.00%									15.00%		15.00%
Minimum [Member] | Post Transaction Target Entity [Member]
Equity method investment, ownership percentage	50.00%									50.00%		50.00%
Working Capital Loans [Member]
Working capital loan – related party	$ 3,070,000									$ 3,070,000		$ 2,225,000	$ 200,000
Working Capital Loans [Member] | Working Capital Loan June Two Thousand And Twenty Two [Member]
Debt instrument face value												$ 600,000												$ 600,000
Promissory Note [Member]
Debt instrument face value																					$ 1,100,000
Sponsor [Member]
Debt instrument face value																									$ 600,000
Percentage of common stock issued and outstanding						0.40
Sponsor [Member] | Conversion of Class B to Class A Common Stock [Member]
Conversion of stock, shares converted | shares						4,000,000
Conversion of stock, shares issued | shares						4,000,000
IPO [Member]
Stock issued during period, shares | shares										30,000,000		30,000,000
Common Class A [Member]
Stock issued during period, shares | shares										4,500,000		4,500,000
Temporary equity, redemption price per share | $ / shares	$ 10.87									$ 10.87		$ 10.63	$ 10.37													$ 10.05
Per share value of the remaining assets available for distribution | $ / shares												10.05
Share price | $ / shares	10.05									10.05
Common stock, par or stated value per share | $ / shares	$ 0.0001	$ 10.9	$ 10.62							$ 0.0001		$ 0.0001	$ 0.0001					$ 0.0001				$ 10.12
Common stock, value	$ 491									$ 491		$ 491	$ 91
Temporary equity, shares outstanding | shares	368,879									368,879		637,605	1,010,391
Common Class A [Member] | Share Price Less Than Ten Point Five [Member]
Per share value of the remaining assets available for distribution | $ / shares												$ 10.05
Share price | $ / shares	$ 10.05									$ 10.05
Common Class A [Member] | Sponsor [Member]
Share price | $ / shares	$ 12									$ 12		$ 12
Common stock, par or stated value per share | $ / shares							$ 10.29															$ 10.29
Common Class A [Member] | IPO [Member]
Stock issued during period, shares | shares									30,000,000
Proceeds from issuance initial public offering									$ 300,000,000
Private Placement Units [Member] | Private Placement [Member] | Sponsor And Cantor [Member]
Sale of stock, number of shares issued in transaction | shares									910,000
Sale of stock, price per share | $ / shares									$ 10
Proceeds from issuance of private placement									$ 9,100,000